LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LEASE LIABILITIES [abstract]
Schedule of Lease liabilities
12/31/2019

Lease liabilities payable:
Within one year	1,732
Within a period of more than one year but not more than two years	1,266
Within a period of more than two years but not more than five years	3,091
Within a period of more than five years	4,536
10,625

Less: Discount to present value	(2,138)

Total lease liabilities	8,487